Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Income Taxes
15. Income Taxes
The Company is primarily subject to United States federal and New Jersey state income tax. The Company’s policy is to recognize interest and penalties related to income tax matters in income tax expense. As of December 31, 2010 and June 30, 2011, the Company had no accruals for interest or penalties related to income tax matters. For the three and six months ended June 30, 2011 and 2010, the effective income tax rate was 0%. The difference between the Company’s effective income tax rate and the Federal statutory rate of 35% is attributable to state tax benefits and tax credits offset by changes in the deferred tax valuation allowance.

10. Income Taxes
     Since the Company has recurring losses and a valuation allowance against deferred tax assets, there is no tax expense (benefit) for all periods presented.
     As of December 31, 2010, we have available unused federal net operating loss (NOL) carry-forwards of $344 million and New York NOL carry-forwards of $296 million, of which $4.4 million, $1.1 million and $15.6 million will expire in 2011, 2012 and 2013, respectively, with the remainder expiring in various years from 2019 to 2030. We have New Jersey NOL carry-forwards of $51.5 million, which will expire in 2014 through 2017. We have research and development tax credit carry-forwards which will expire in various years from 2011 through 2030.
     The effective rate differs from the statutory rate of 34% for 2010, 2009, and 2008 primarily due to the following:

	2010	2009	2008
Statutory rate on pre-tax book loss	(34.00)%	(34.00)%	(34.00)%
Stock option issuance	0.19%	1.62%	0.32%
Disallowed interest	9.96%	(13.51)%	0.93%
Derivatives	14.13%	5.74%	(3.09)%
Research and experimentation tax credit	0.00%	0.00%	(0.71)%
Expired net operating losses and credits	1.53%	20.14%	12.12%
Other	0.01%	(0.01)%	0.04%
Change in federal valuation allowance	8.18%	20.02%	24.39%

	0.00%	0.00%	0.00%

     The tax effect of temporary differences, net operating loss carry-forwards, and research and experimental tax credit carry-forwards as of December 31, 2010 and 2009 is as follows:

	December 31,
	2010	2009
	(In thousands)
Deferred tax assets and valuation allowance:
Current deferred tax asset:
Accrued liabilities	$218	$1,213
Valuation allowance	(218)	(1,213)

Net current deferred tax asset	$—	$—

Non-current deferred tax assets:
Fixed and intangible assets	$(87)	$(50)
Net operation loss carry-forwards	120,034	122,296
AMT credit carry-forwards	74	—
Capital loss and charitable carry-forwards	2,779	2,779
Research and experimental tax credits	11,986	12,188
Stock compensation	997	808
Deferred revenue	12,595	4,591
Interest	3,461	2,534
Valuation allowance	(151,839)	(145,146)

Net non-current deferred tax asset	$—	$—

     Future ownership changes may limit the future utilization of these net operating loss and research and development tax credit carry-forwards as defined by the Internal Revenue Code. The amount of any potential limitation is unknown. The net deferred tax asset has been fully offset by a valuation allowance due to our history of taxable losses and uncertainty regarding our ability to generate sufficient taxable income in the future to utilize these deferred tax assets.
     On January 1, 2007, we adopted the provisions of ASC 740-10-25. ASC 740-10-25 provides recognition criteria and a related measurement model for uncertain tax positions taken or expected to be taken in income tax returns. ASC 740-10-25 requires that a position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not that the position would be sustained upon examination by tax authorities. Tax positions that meet the more likely than not threshold are then measured using a probability weighted approach recognizing the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement. The Company had no tax positions relating to open income tax returns that were considered to be uncertain. Accordingly, we have not recorded a liability for unrecognized tax benefits upon adoption of ASC 740-10-25. There continues to be no liability related to unrecognized tax benefits at December 31, 2009.
     The Company’s 2007, 2008 and 2009 federal, New York and New Jersey tax returns remain subject to examination by the respective taxing authorities. In addition, net operating losses and research tax credits arising from prior years are also subject to examination at the time that they are utilized in future years. Neither the Company’s federal or state tax returns are currently under examination.